Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
Discontinued Operations
29	Discontinued Operations

As a result of the corporate reorganization process mentioned in Note 1, during 2016 the Group sold its equity participations in Helport do Brasil S.A. (August 31, 2016), Hidroaconcagua S.A. (October 20, 2016), as well as other smaller entities.

Considering that there were companies not related to the airport industry, they were included as discontinued operations.

Summarized information of Statement of Income is as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Revenues	-	5	261,686
Cost of services	-	(92)	(203,230)
Gross profit	-	(87)	58,456
Selling, general and administrative expenses	-	(796)	(7,314)
(Loss)/ income on disposal of discontinued operations	-	(8,916)	92,167
Other operating expense	-	(228)	(5,591)
Operating (loss)/ income	-	(10,027)	137,718
Financial result, net	-	548	(19,809)
(Loss)/ income before equity in earnings of associates and income tax	-	(9,479)	117,909
Share of income or loss in associates	-	62	(10,806)
(Loss)/ income before income tax	-	(9,417)	107,103
Income tax	-	(61)	1,884
(Loss)/ income from discontinued operations	-	(9,478)	108,987
Currency translation adjustment	-	4,277	(4,277)
Total comprehensive (loss)/ income for the year	-	(5,201)	104,710

Summarized cash flow information is as follows:

	At December 31, 2017	At December 31, 2016	At December 31, 2015
(Decrease)/ Increase in cash	-	(7,655)	15,227
Used in operating activities	-	(8,155)	(41,969)
Provided by/(used in) investing activities	-	500	(139,531)
Provided by financing activities	-	-	196,727

Financial information relating to the discontinued operations of the companies sold for the year 2017, 2016 and 2015 to the date of disposal is set out below;

	2017	2016	2015
Non-current assets	-	13,721	460,499
Current assets	-	38,997	228,663
Total assets	-	52,718	689,162
Non-current liabilities	-	6,552	279,662
Current liabilities	-	30,551	157,315
Total liabilities	-	37,103	436,977
Total attributable to owners of the parent	-	15,304	185,529
Non-controlling interests	-	311	66,656
Total equity and liabilities	-	52,718	689,162

The aggregate effects of disposals of subsidiaries are as follows:

	2017	2016	2015
Net identifiable assets disposed	-	15,304	156,716
Spin-off of net assets	-	-	28,813
Transfer from shareholders equity – currency translation differences	-	3,993	58,150
(Loss)/Income from discontinued operations	-	(8,916)	92,167
Other receivables from disposals	-	-	273,000
Net cash inflow on disposal of discontinued operations	-	10,381	34,033
Less: Cash and cash equivalents in subsidiaries disposed	-	(8,593)	(44,030)
Net cash provided by/(used in) investing activities	-	500	(139,531)
Net cash used in discontinued investing activities	-	(8,093)	(183,561)